AFS and HTM Debt Securities, Income Statement Impacts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AFS And HTM Debt Securities [Abstract]
Debt securities, held-to-maturity, sold, realized gain (loss)	$ 0	$ 0	$ 0
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Interest income, Available-for-sale	5,202	3,095	2,808
Interest income, Held-to-maturity	7,118	6,220	4,359
Total interest income	12,320	9,315	7,167
Provision for credit losses, Available-for-sale,	(26)	1	(2)
Provision for credit losses, Held-to-maturity	7	(11)	54
Total provision for credit losses	(19)	(10)	52
Gross realized gains	37	276	571
Gross realized losses	(27)	(125)	(10)
Impairments write-downs	0	0	(8)
Net realized gains (losses)	$ 10	$ 151	$ 553